Summary of Significant Accounting Policies Principles of Consolidation (Details)	12 Months Ended
Dec. 31, 2011
Percentage Of Ownership [Member] | NeoStem, Inc. [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	Parent Company
Percentage Of Ownership [Member] | NeoStem Therapies, Inc [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100%
Percentage Of Ownership [Member] | Stem Cell Technologies, Inc [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100%
Percentage Of Ownership [Member] | Amorcyte, LLC [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100%
Percentage Of Ownership [Member] | NeoStem (China) Inc. [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100%
Percentage Of Ownership [Member] | Qingdao Niao Bio-Technology Ltd [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]
Percentage Of Ownership [Member] | Beijing Ruijiao Bio-Technology Ltd [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]
Percentage Of Ownership [Member] | Tianjin Niou Bio-Technology Co., Ltd [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]
Percentage Of Ownership [Member] | CBH Acquisition LLC [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100%
Percentage Of Ownership [Member] | China Biopharmaceuticals Holdings, Inc. [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100% owned by CBH Acquisition LLC
Percentage Of Ownership [Member] | Suzhou Erye Pharmaceuticals Company Ltd. [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	51% owned by CBH
Percentage Of Ownership [Member] | Progenitor Cell Therapy, LLC [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100%
Percentage Of Ownership [Member] | NeoStem Family Storage, LLC [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100% owned by PCT
Percentage Of Ownership [Member] | Athelos Corporation [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	80.1% owned by PCT
Percentage Of Ownership [Member] | PCT Allendale, LLC [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100% owned by PCT
Location [Member] | NeoStem, Inc. [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | NeoStem Therapies, Inc [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | Stem Cell Technologies, Inc [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | Amorcyte, LLC [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | NeoStem (China) Inc. [Member]
Schedule of Subisidiary [Line Items]
Entity Location	People’s Republic of China
Location [Member] | Qingdao Niao Bio-Technology Ltd [Member]
Schedule of Subisidiary [Line Items]
Entity Location	People’s Republic of China
Location [Member] | Beijing Ruijiao Bio-Technology Ltd [Member]
Schedule of Subisidiary [Line Items]
Entity Location	People’s Republic of China
Location [Member] | Tianjin Niou Bio-Technology Co., Ltd [Member]
Schedule of Subisidiary [Line Items]
Entity Location	People’s Republic of China
Location [Member] | CBH Acquisition LLC [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | China Biopharmaceuticals Holdings, Inc. [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | Suzhou Erye Pharmaceuticals Company Ltd. [Member]
Schedule of Subisidiary [Line Items]
Entity Location	People’s Republic of China
Location [Member] | Progenitor Cell Therapy, LLC [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | NeoStem Family Storage, LLC [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | Athelos Corporation [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | PCT Allendale, LLC [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America